Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Third Avenue Variable Series Trust
Entity Central Index Key	0001089107
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000003889 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Portfolio
Class Name	Third Avenue Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.thirdave.com/fund-literature. You can also request this information by contacting your insurance company.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Third Avenue Value Portfolio	$68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
Net Assets	$ 73,770,841
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 295,191
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio net assets	$73,770,841
Total number of portfolio holdings	33
Total advisory fee paid, net	$295,191
Portfolio turnover rate, as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio as of the report date.
Summary of Investments by Industry*
Oil & Gas Production & Services	12.4%
Banks	12.3%
Metals & Mining	12.0%
Automotive	11.3%
Diversified Holding Companies	7.9%
Transportation & Logistics	7.8%
Building Products	7.4%
Capital Equipment	6.0%
Energy - Refining & Marketing	2.9%
Non-U.S. Real Estate Operating Companies	2.3%
Short-Term Investments	8.0%
Other	8.1%
Total Investments	98.4%
*	(% of Net Assets)
**	Includes Brazil, South Korea, Mexico and Bermuda.
Country Concentration*